Accounts Payable, Accrued Expenses and Other Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable to suppliers		$ 7,445	$ 5,314
Accrued bonus and staff costs		20,286	21,199
Other deposits		861	832
Other taxes payable (note)	[1]	372	345
Accrued professional fees		963	1,166
Accrued marketing expenses		1,124	177
Others		1,563	1,036
Total		$ 32,614	$ 30,069

[1]	Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.